Average Annual Total Returns - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio - Return Before Taxes
Apr. 29, 2023
VIP Government Money Market Portfolio - Initial Class
Average Annual Return:
Past 1 year	1.44%
Past 5 years	1.08%
Past 10 years	0.64%
VIP Government Money Market Portfolio - Service Class
Average Annual Return:
Past 1 year	1.36%
Past 5 years	1.02%
Past 10 years	0.58%
VIP Government Money Market Portfolio - Service Class 2
Average Annual Return:
Past 1 year	1.26%
Past 5 years	0.93%
Past 10 years	0.51%